SHAREHOLDERS' EQUITY - Share-Based Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation
Share-based compensation expense	$ 23,321	$ 25,840	$ 23,757
Cash Settled DSU
Share-based Compensation
Share-based compensation expense	689	133	997
Equity-settled Long-term Incentive Plans
Share-based Compensation
Share-based compensation expense	22,324	25,917	22,576
Equity Swaps
Share-based Compensation
Share-based compensation expense	$ 308	$ (210)	$ 184